Exhibit G.1.b.ii (a)

XAI Octagon Floating Rate & Alternative Income Trust (NYSE: XFLT) (the “Trust”) entered into a purchase agreement (the “Convertible Preferred Shares Purchase Agreement”) between the Trust, Eagle Point Credit Management LLC and the purchasers named therein (the “Purchasers”), in connection with the issuance and sale of 1,800,000 shares of the Trust’s 6.95% Series II 2029 Convertible Preferred Shares, liquidation preference of $25.00 (the “Convertible Preferred Shares”), at a price equal to $23.25 per Convertible Preferred Share, in a transaction exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933 (the “Convertible Preferred Placement”).

In addition, pursuant to the Convertible Preferred Shares Purchase Agreement, the Purchasers have agreed to purchase the Convertible Preferred Shares, at one or more subsequent closings, as determined by the Trust in its discretion, on or before December 10, 2025. In the event the Trust does not elect to sell to the Purchasers all of the Convertible Preferred Shares which the Purchasers have agreed to purchase by December 10, 2025, the Trust will pay to the Purchasers an amount equal to $0.75 per unissued Convertible Preferred Share.

The Convertible Preferred Shares have a liquidation preference of $25.00 per share. In the event of any liquidation, dissolution or winding up of the Trust’s affairs, holders of Convertible Preferred Shares will be entitled to receive a liquidating distribution per share equal to the liquidation preference, plus an amount equal to all unpaid dividends and distributions on such share accumulated to (but excluding) the date fixed for distribution or payment, whether or not earned or declared by the Trust, but excluding interest on any such distribution or payment.

The Convertible Preferred Shares pay a quarterly dividend at a fixed annual rate of 6.95% of the liquidation preference per year. The dividend rate is subject to adjustment under certain circumstances.

Cumulative cash dividends or distributions on each Convertible Preferred Share are payable quarterly, when, as and if declared, or under authority granted, by the Board of Trustees of the Trust out of funds legally available for such payment. The Trust will pay dividends on the Convertible Preferred Shares every January 31, April 30, July 31 and October 31, commencing July 31, 2022.

The Convertible Preferred Shares are senior securities that constitute shares of beneficial interest of the Trust. The Convertible Preferred Shares rank senior to the Trust’s common shares of beneficial interest, par value $0.01 per share (the “Common Shares”), in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or winding up of the Trust’s affairs; equal in priority with the Trust’s 6.50% Series 2026 Term Preferred Shares, liquidation preference $25.00 (the “2026 Preferred Shares”) and the Trust’s 6.00% Series 2029 Convertible Preferred Shares, liquidation preference $25.00 (the “6.00% Series 2029 Convertible Preferred Shares”) and Trust’s 6.95% Series I 2029 Convertible Preferred Shares, liquidation preference $25.00 (the “6.95% Series I 2029 Convertible Preferred Shares” and together with the 2026 Preferred Shares and the 6.00% Series 2029 Convertible Preferred Shares, the “Preferred Shares”) and all other future series of preferred shares the Trust may issue as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of the Trust’s affairs; and subordinate in right of payment to amounts owed under the Credit Agreement, and to the holder of any future senior Indebtedness.

The Trust is required to redeem, out of funds legally available therefor, all outstanding Convertible Preferred Shares on June 30, 2029, or the “Term Redemption Date,” at a price equal to the liquidation preference plus an amount equal to accumulated but unpaid dividends and distributions, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the Term Redemption Date.

Exhibit G.1.b.ii (a)

If the Trust fails to maintain asset coverage of at least 200% as of the close of business on the last Business Day of a calendar quarter, and such failure is not cured by the close of business on the date that is thirty (30) calendar days following the date of filing of the Trust’s Annual Report or Semi-Annual Report on Form N-CSR with respect to the Trust’s fourth and second fiscal quarters, respectively, and the applicable monthly report on Form N-PORT filed by the Trust with the Securities and Exchange Commission (the “SEC”) with respect to the fiscal period ending as of the last day of such calendar quarter with respect to the Trust’s first and third fiscal quarters (such date the “Asset Coverage Cure Date”), then the Trust is required to redeem, within ninety (90) calendar days of the Asset Coverage Cure Date, such number of Preferred Shares equal to the lesser of (1) the minimum number of Preferred Shares the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date that will result in the Trust having an asset coverage ratio of at least 200% and (2) the maximum number of Preferred Shares that can be redeemed out of funds legally available for such redemption. In addition to Preferred Shares required to be redeemed, at the Trust’s sole discretion, the Trust may redeem such number of Preferred Shares (including Preferred Shares required to be redeemed) that will result in the Trust having an asset coverage ratio of up to and including 285%. The Preferred Shares to be redeemed may include, at the Trust’s sole option, any number or proportion of the Convertible Preferred Shares and other series of Preferred Shares. If the Convertible Preferred Shares are to be redeemed in such an event, they will be redeemed at a redemption price equal to the liquidation preference per share plus accumulated but unpaid dividends, if any, on such liquidation preference (whether or not declared, but excluding interest on accrued but unpaid dividends, if any) to, but excluding, the date fixed for such redemption.

At any time on or after December 10, 2025, at the Trust’s sole option, the Trust may redeem, from time to time, the Convertible Preferred Shares in whole or in part, out of funds legally available for such redemption, at a price per share equal to the sum of the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.

Each holder of a Convertible Preferred Share shall have the right, at such holder’s option, to convert any such Convertible Preferred Share, at any time on or after the date six months after the issuance date of the Convertible Preferred Share and prior to the close of business on the business day immediately preceding the Term Redemption Date, into such number of Common Shares equal to the liquidation preference of the Convertible Preferred Share plus an amount equal to all unpaid dividends and distributions on such Share accumulated to (but excluding) the date of exercise, divided by the Conversion Price. The “Conversion Price” is the greater of (i) the market price per Common Share, represented by the five-day volume-weighted average price (“VWAP”) per Common Share ending on the trading day immediately preceding the date of exercise, or (ii) the Trust’s most recently reported net asset value per Common Share immediately prior to the date of exercise. If the Trust fails to fulfill its obligations to deliver Common Shares upon conversion of any Convertible Preferred Shares, the quarterly dividend rate payable on the Convertible Preferred Shares of any sub-series of which one or more shares was surrendered for conversion on such exercise date will increase to a fixed annual rate of 2.00% of the liquidation preference until the date on which the Trust fulfills its delivery obligations.

No holder of Convertible Preferred Shares may exercise its conversion right if upon conversion the holder would receive Common Shares that would cause funds and accounts (collectively, the “EP Accounts”) managed by Eagle Point Credit Management LLC (“Eagle Point”) and any person controlled by its direct parent company (“Eagle Point Parent”) to beneficially own in the aggregate more than 4.9% of the Common Shares.

Exhibit G.1.b.ii (a)

The Trust is required to redeem the Convertible Preferred Shares at the liquidation preference, plus any accumulated and unpaid dividends thereon (whether or not authorized or declared) to, but excluding, the redemption date, if the Common Shares are no longer publicly traded on the NYSE, the Nasdaq Capital Market, the Nasdaq Global Select Market or the Nasdaq Global Market for a period of twenty (20) consecutive trading days.

In the case of a consolidation, merger or sale of all or substantially all of the Trust’s assets to another closed-end fund or business development company, the Trust must redeem the Convertible Preferred Shares at $25.00, plus any accumulated and unpaid dividends thereon (whether or not authorized or declared) to, but excluding, the redemption date unless (i) the successor entity’s common shares are publicly-traded on the NYSE, the Nasdaq Capital Market, the Nasdaq Global Select Market or the Nasdaq Global Market and have average daily trading volume over the 90 days immediately preceding approval of the transaction by the Board of Trustees of the Trust that is equal to or greater than the average daily trading volume of the Common Shares over such period; and (ii) if the Trust is not the successor entity, the successor entity issues to the holders of Convertible Preferred Shares preferred shares with terms that are substantially identical to the terms of the Convertible Preferred Shares.

For so long as the Convertible Preferred Shares are outstanding, the Purchasers have agreed not to sell in any day, in the aggregate, an amount of Common Shares exceeding the greater of (i) 20% of the average daily trading volume of the Common Shares over the twenty (20) Trading Days immediate preceding such day and (ii) 20% of the current Trading Day’s trading volume of the Common Shares.

Eagle Point and the Purchasers have granted to the Trust an irrevocable proxy to vote all Preferred Shares held by the EP Accounts in proportion to the vote of all other preferred shareholders.

The Convertible Preferred Shares will not be listed on any exchange and may not be transferred without the consent of the Trust.

The foregoing description of the Convertible Preferred Shares does not purport to be complete and is qualified in its entirety by reference to the full text of the Statement of Preferences of Term Preferred Shares, filed herewith in G.1.b.i. (c)